Income Taxes - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Domestic income tax rate	25.00%	25.00%	25.00%
Income tax adjustment with respect to prior year taxes	€ 5,155,000	€ 18,275,000	€ 9,097,000
Income tax adjustment with respect to prior years taxes	16,164,000
Adjustment in respect of prior years' current taxes (in percentage)	(0.50%)	(1.60%)	(0.60%)
Tax expense (benefit) recognized, percentage	0.70%	(8.30%)	(0.40%)
Tax benefit (charge) recognized	(7,588,000)	95,465,000	6,634,000
Tax audits in different jurisdictions	2,025,000	92,521,000
Liability for unrecognized tax benefits	74,069,000	59,967,000	155,432,000
The amount of loss carry forward, tax effect	67,282,000	5,557,000	7,735,000
Hong Kong [Member]
Income Tax Disclosure [Line Items]
Period subject to tax audits	2011 onwards
United States [Member]
Income Tax Disclosure [Line Items]
Period subject to tax audits	2001 onwards
Dutch statutory tax rate [Member]
Income Tax Disclosure [Line Items]
Domestic income tax rate	25.00%	25.00%	25.00%
Liability for Unrecognized Tax Benefits [Member]
Income Tax Disclosure [Line Items]
Liability for unrecognized tax benefits	74,100,000	60,000,000
Accrued interest and penalties recorded in the Consolidated Balance Sheets	22,900,000	21,400,000
Accrued interest and penalties recorded in the Consolidated Statements of Operations	4,100,000	(3,100,000)	(9,300,000)
Unrecognized tax benefits that would impact effective tax rate	600,000
Period of estimated changes to the liability for unrecognized tax benefits	next twelve months
United States federal tax laws [Member]
Income Tax Disclosure [Line Items]
Period of offsetting net operating losses	20 years
Total amount of loss carry forward, tax basis	67,500,000
The amount of loss carry forward, tax effect	23,600,000
United States state tax laws [Member]
Income Tax Disclosure [Line Items]
Minimum offsetting period allowed by United States	5 years
Maximum offsetting period allowed by United States	20 years
Total amount of loss carry forward, tax basis	254,300,000
The amount of loss carry forward, tax effect	7,900,000
Adjustments in Respect of Prior Years Current Taxes [Member]
Income Tax Disclosure [Line Items]
Income tax adjustment with respect to prior year taxes		18,300,000
Adjustment in respect of prior years' current taxes (in percentage)		(1.60%)
Adjustments in Respect of Prior Years' Deferred Taxes [Member]
Income Tax Disclosure [Line Items]
Income tax adjustment with respect to prior years taxes	16,200,000
NID stock in Belgium [Member]
Income Tax Disclosure [Line Items]
Period of offsetting net operating losses	7 years
Total amount of loss carry forward, tax basis	47,600,000
The amount of loss carry forward, tax effect	€ 16,200,000